Property and Equipment	12 Months Ended
Nov. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

	November 30,
(in millions)	2018	2017
Ships and ship improvements	$46,957	$46,744
Ships under construction	2,004	790
Other property and equipment	3,661	3,331
Total property and equipment	52,622	50,865
Less accumulated depreciation	(17,286)	(16,435)
	$35,336	$34,430

Capitalized interest amounted to $36 million in 2018, $28 million in 2017 and $26 million in 2016.

Sales of Ships

In March 2018, we entered into an agreement to sell an NAA segment 1,260-passenger capacity ship. The ship will be transferred to the buyer in April 2019.

In March 2018, we sold and transferred an EA segment 700-passenger capacity ship.

In April 2018, we sold and transferred an EA segment 1,300-passenger capacity ship.

In June 2018, we sold a NAA segment 840-passenger capacity ship. The ship will be transferred to the buyer in July 2019.

In June 2018, we sold an EA segment 1,880-passenger capacity ship. The ship will be transferred to the buyer in August 2019.

In August 2018, we entered into an agreement to sell an NAA segment 1,680-passenger capacity ship. The ship will be transferred to the buyer in March 2019.

In November 2018, we entered into an agreement to sell an EA segment 2,210-passenger capacity ship. The ship will be transferred to the buyer by the end of 2019.

In November 2018, we entered into an agreement to sell an EA segment 2,110-passenger capacity ship. The ship will be transferred to the buyer at a date still to be determined.